Construction Backlog (Details Textual) - USD ($)	Apr. 01, 2017	Mar. 31, 2017	Dec. 31, 2016
Construction Backlog [Textual]
Deferred revenue		$ 116,754	$ 72,788
Subsequent Event [Member]
Construction Backlog [Textual]
Additional engineering contracts with revenues	$ 2,544,266